F3 Financial assets, non-current	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
F3 Financial assets, non-current

Financial assets, non-current

Financial assets, non-current
	2022			2021
	Other investments in shares and participations	Interest- bearing securities, non-current	Other financial assets, non-current 1)	Other investments in shares and participations	Interest- bearing securities, non-current	Other financial assets, non-current 1)
Opening balance	2,258	30,626	6,217	1,519	21,613	4,842
Additions	218	13,583	1,249	184	30,305	1,054
Disposals/repayments/deductions	(205)	(29,523)	(481)	(229)	(13,547)	(959)
Amortization	—	—	(288)	—	—	—
Change in value in funded pension plans 2)	—	—	244	—	—	1,064
Revaluation	(205)	262	85	784	(75)	99
Reclassification	—	(5,784)	(542)	(1)	(7,670)	(1)
Translation differences	8	—	355	1	—	118
Closing balance	2,074	9,164	6,839	2,258	30,626	6,217
1)	Includes items such as pension surplus assets, tax credit receivables, deferred sales commissions and loans to associates.

2)	This amount includes asset ceiling. For further information, see note G1 “Post-employment benefits.”